SUPPLEMENTAL BALANCE SHEET INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Other current assets:
Prepaid rent	$ 37,839	$ 35,551
Income taxes receivable	3,871	5,805
Prepaid insurance and other	18,578	12,049
Merchandise inventory	10,645	8,859
Other	9,891	8,363
Other current assets, total	80,824	70,627
Other long-term assets:
Investments in real estate	10,733	14,800
Deferred financing costs	7,841
Investments in equity method investees	327,910	267,422
Computer software	39,237	32,023
Investment in marketable equity securities	10,442	13,707
Other	6,341	4,788
Other long-term assets, total	402,504	332,740
Accrued expenses and other liabilities:
Taxes other than income	46,251	42,990
Interest	9,783	9,865
Payroll and vacation	21,697	18,799
Current portion of casualty claims and premiums	10,030	6,332
Accrued bonus	36,916	27,630
Theatre and other closure	6,405	6,258
Accrued licensing and percentage rent	19,241	13,390
Current portion of pension and other benefits liabilities	766	1,039
Other	19,831	28,983
Accrued expenses and other liabilities, total	170,920	155,286
Other long-term liabilities:
Unfavorable lease obligations	194,233	211,329
Deferred rent	55,272	10,318
Pension and other benefits	30,177	63,225
RealD deferred lease incentive	18,635	21,223
Casualty claims and premiums	9,525	10,254
Theatre and other closure	48,758	55,086
Other	14,346	14,283
Other long-term liabilities, total	$ 370,946	$ 385,718